Discontinued Operations - Schedule of Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Discontinued Operations And Disposal Groups [Abstract]
Sales, net		$ 0	$ 0
Cost of sales	$ (172)	(178)	(276)
Gross loss	(172)	(178)	(276)
Operating expenses:
Research and development		(18)	(2)
Selling, marketing, general and administrative	(142)	(141)	(167)
Operating loss	(314)	(337)	(445)
Financial (expenses) income, net	(67)	65	(347)
Other income, net	29	36	2
Loss before income taxes	(352)	(236)	(790)
Tax benefit (expense)			3
Net loss from discontinued operations	$ (352)	$ (236)	$ (787)